PROSPECTUS

                      AMERICAN HERITAGE GROWTH FUND, INC.                   LOGO
                            ------------------------

                             A NO-LOAD MUTUAL FUND

             A DIVERSIFIED, OPEN-END MANAGEMENT INVESTMENT COMPANY
          HAVING AN INVESTMENT OBJECTIVE OF SEEKING GROWTH OF CAPITAL
                            ------------------------

                          1370 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019
                                 (212) 397-3900
                                 (800) 828-5050

                            ------------------------

     AMERICAN HERITAGE GROWTH FUND, INC. (the "Fund") is a no-load mutual fund. The Fund is designed for investors who desire to participate in a carefully supervised program of seeking growth of capital. The Fund will seek growth of capital by investing primarily in common stocks and securities convertible into or exchangeable for common stocks. Although the Fund intends to invest primarily in securities issued by companies with medium and large market capitalizations, the Fund has and intends to continue to invest in securities issued by small and virtually unknown companies, including companies that have never earned a profit.

     This Prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. A Statement of Additional Information dated June 1, 1998 containing additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge, by writing to the Fund at the address set forth above or by calling the Fund at either of the above telephone numbers. The Statement of Additional Information is incorporated by reference into the Prospectus. The Securities and Exchange Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Securities and Exchange Commission.

            THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE
                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
       AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
         THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
                COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                   OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                            ------------------------

                  THE DATE OF THIS PROSPECTUS IS JUNE 1, 1998

                                TABLE OF CONTENTS

                                          PAGE NO.
Expense Summary.........................      2
Highlights..............................      3
Financial Highlights and Related
  Ratios/Supplemental Data..............      4
Senior Securities.......................      5
The Fund's Investment Objective,
  Policies and Risk Factors.............      5
Management's Discussion of the Fund's
  Performance...........................      9
Investment Restrictions.................      9

                                          PAGE NO.
Management..............................     10
Determination of Net Asset Value........     11
How to Become an Investor in the Fund...     11
How to Redeem Shares....................     12
Distribution of Income Dividends
  and Realized Capital Gains............     13
Total Return............................     13
Shareholder Services....................     14
Additional Facts........................     14

                                 EXPENSE SUMMARY

     This table is designed to illustrate the various fees and expenses that you, as an investor in the Fund, will incur.

SHAREHOLDER TRANSACTION EXPENSES
Sales load imposed on purchases......  None
Sales load imposed on reinvested
  dividends..........................  None
Deferred sales load..................  None
Redemption fees......................  None
Exchange Fee.........................  None
ANNUAL FUND OPERATING EXPENSES
  (As a percentage of Average Net Assets)
Management fees......................  1.25%(1)
12b-1 fees...........................  None
Other expenses.......................  1.42%(2)
Total Fund operating expenses........  2.67%(2)

(1) The fee, with respect to any average net assets in excess of $100 million, will be 1% thereof.

(2) The Fund's investment advisor, American Heritage Management Corporation ("AHMC"), has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets. The percentages are 2.5% of the first $30 million, 2% of the next $70 million and 1.5% of average net assets in excess of $100 million. When calculating the Fund's expenses for the foregoing purpose, interest, taxes, brokerage commissions, extraordinary expenses, including expenses of litigation, as well as a portion of the Fund's custodian fees attributable to investments in foreign countries are excluded. AHMC may terminate such agreement at any time provided that written notice of the termination is mailed to each of the Fund's shareholders not less than fifteen days prior to the termination.

EXAMPLE

     The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual return and (2) redemption at the end of each time period. Since the Fund charges no redemption fees of any kind, the expenses would be the same if no redemption was made.

1 Year       3 Years       5 years       10 years
 $28           $86          $146           $310

The purpose of the table and the example is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear, whether directly or indirectly. THE EXAMPLES ARE ESTIMATED AS SET FORTH IN THE NOTE TO THE PREVIOUS TABLE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

     Certain expenses of the Fund aggregating approximately $15,000 have been paid by AHMC. AHMC has agreed to permit the Fund to defer repayment of that amount to AHMC until such time, if any, as the value of the Fund's net assets reaches $30 million. In addition, certain creditors of the Fund, including AHMC, have agreed to defer payment to them of an aggregate of approximately $70,000 until such time. If the value of the Fund's net assets reaches $30 million, the Fund will pay the foregoing amounts at that time. In such event, for purposes of computing the Fund's net asset value, the amount so paid will be amortized over a period of twelve months.

     On May 18, 1998, the value of the Fund's net assets was approximately $1,191,000.

                                   HIGHLIGHTS

INVESTMENT
OBJECTIVE          The investment objective of the Fund is to seek growth of
                   capital. Income from the Fund's investment portfolio will be only an incidental consideration and entirely subordinate to the Fund's investment objective. The Fund is a diversified investment company. See "The Fund's Investment Objective,
                   Policies and Risk Factors."

NO SALES
CHARGE No sales charge or load will be deducted from the amount invested. Accordingly, the Fund is a "no load" Fund. See "How to Become an Investor in the Fund."

MINIMUM
INVESTMENTS        The minimum initial investment is $1,000. Subsequent
                   investments may be made, at the option of the investor, in amounts of $500 or more. Shareholders may open additional accounts (e.g. custodian accounts, IRA accounts, and Keogh accounts) with a minimum investment of $500.

LIQUIDITY          The Fund provides day-to-day liquidity. Investors have the right to redeem their shares at the net asset value next determined after receipt of a duly made request. There is no redemption fee. See "How to Redeem Shares."

RISK FACTORS       The Fund may utilize the investment techniques of short-term trading, the purchase of foreign securities and the purchase of securities issued by companies with small or thin market capitalizations. These techniques involve greater than normal risk and attainment of the Fund's investment objective cannot, of course, be assured. See "The Fund's Investment
                   Objective, Policies and Risk Factors."

DIVERSIFICATION    The Fund is a diversified investment company and will,
                   therefore, spread investment risk by limiting its holdings in any one company. See "Investment Restrictions."

INVESTMENT
ADVISOR American Heritage Management Corporation is the Fund's Investment Advisor. The primary business of the Investment Advisor is to provide investment advice to the Fund and to The American Heritage Fund, Inc. The Fund pays the Investment Advisor a fee which, on an annual basis, amounts to one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets. See "Management."

CAPITAL STOCK      This Prospectus relates to an offer of shares of capital
                   stock, $.001 par value.

RETIREMENT
PLANS              The Fund offers a prototype Individual Retirement Plan (IRA).
                   See "Shareholder Services."

            FINANCIAL HIGHLIGHTS AND RELATED RATIOS/SUPPLEMENTAL DATA

     The Fund's financial highlights and related ratios/supplemental data are reflected in the following table. Items 1 through 7 are expressed on a per share basis for a share outstanding throughout the period. The information was derived from financial statements which have been examined by Landsburg Platt Raschiatore & Dalton, independent certified public accountants.

                      AMERICAN HERITAGE GROWTH FUND, INC.
                        FINANCIAL HIGHLIGHTS AND RELATED
                            RATIOS/SUPPLEMENTAL DATA
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                        FOR THE        FOR THE        FOR THE        FOR THE PERIOD
                                      YEAR ENDED     YEAR ENDED     YEAR ENDED     FROM MAY 25, 1994**
                                      JANUARY 31,    JANUARY 31,    JANUARY 31,    THROUGH JANUARY 31,
                                         1998           1997           1996               1995
                                      -----------    -----------    -----------    -------------------
Net asset value, beginning of period  $      .16     $     1.66     $     3.57         $     5.00
Income from investment operations:
  Net investment income                      .00            .24           1.51               2.17
  Net gains or (losses) on
     securities (both realized and
     unrealized)                            (.01)          (.32)          (.69)             (1.24)
                                      ----------     ----------     ----------         ----------
Total from investment operations            (.01)          (.08)           .82                .93
Less distributions:
  Dividends (from net investment
     income)                                (.01)         (1.42)         (2.73)             (2.36)
  Dividends (from net realized gains
     on investments)                          --             --             --                 --
                                      ----------     ----------     ----------         ----------
Net asset value, end of period        $      .14     $      .16     $     1.66         $     3.57
                                      ==========     ==========     ==========         ==========
Total return                               (9.00)%        (4.66)%        29.48%             30.42%*
Net assets, end of period             $1,162,294     $2,240,860     $4,932,970         $3,898,560
Ratio of expenses to average net
  assets                                    2.67%          2.81%          2.62%              2.50%*
Ratio of net investment income
  (loss) to average net assets             (1.25)%        25.97%         44.46%             63.52%*
Portfolio turnover rate                   172.20%      1,378.14%      4,262.64%          3,213.89%
Average commission per share          $    .0780     $    .0627     $    .0388                N/A

 * Annualized
** Commencement of operations
N/A -- Disclosure not applicable to prior periods.

                                SENIOR SECURITIES

     The following table provides certain information with respect to senior securities (including bank loans) of the Fund during each of the fiscal years ended January 31, 1995, 1996, 1997 and 1998.

                AMOUNT OF DEBT     AVERAGE AMOUNT OF      AVERAGE NUMBER OF        AVERAGE AMOUNT OF
                OUTSTANDING AT      DEBT OUTSTANDING      SHARES OUTSTANDING         DEBT PER SHARE
FISCAL YEAR   END OF FISCAL YEAR   DURING FISCAL YEAR   DURING THE FISCAL YEAR   DURING THE FISCAL YEAR
-----------   ------------------   ------------------   ----------------------   ----------------------
   1995                 0.00            $ 27,756                 388,217                 $.0715
   1996           $1,035,656            $105,159               1,399,457                 $.0751
   1997           $  295,722            $ 94,076               4,503,223                 $.0209
   1998           $        0            $ 46,754              10,429,879                 $.0045

     The averages shown above were determined on a daily basis.

           THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RISK FACTORS

INVESTMENT OBJECTIVE

     The investment objective of the Fund is to seek growth of capital. Income from the Fund's investment portfolio will be only an incidental consideration entirely subordinate to the capital growth objective. It is important that the Fund's objective match the investor's objective. There can be no assurance that the Fund will, in fact, achieve its objective. The investment objective of the Fund cannot be changed without shareholder approval.

     The value of a shareholder's share on redemption may be more or less than the shareholder's cost depending upon the net asset value at the time.

RISK FACTORS

     The Fund may seek to obtain its investment objective through the use of certain investment techniques which may entail greater than average risks. For example, the Fund may engage in short-term trading in order to take advantage of market fluctuations and the Fund may invest in foreign securities. The Fund may purchase speculative securities issued by companies that have never earned a profit, do not pay dividends or which are not traded on a national securities exchange. Such companies are often extremely thinly capitalized and the Fund bears the risk of a total loss of its investment in such companies. Purchases of such securities entail greater than normal risk, including the risk that the Fund may lose the total purchase price of such securities. The Fund's techniques may also include entering into transactions involving derivative securities such as writing covered options. The Fund's investment techniques can be expected to result in greater turnover of the Fund's portfolio and greater expense than is customary for most mutual funds. The Fund anticipates that its annual portfolio turnover rate will be 150% or more. During the fiscal year ended January 31, 1998, the Fund's portfolio turnover rate was approximately 172%. The high rate of portfolio turnover was primarily due to Management's decision to aggressively trade a portion of the Fund's portfolio on a short term basis. Management believes that the Fund's annual portfolio turnover rate will, in the foreseeable future, not generally exceed 600%. It is difficult, however, to predict the maximum rate with any certainty. A high rate of portfolio turnover can be expected to result in the payment of a high volume of brokerage commissions and the recognition of capital gains and losses. To the extent that the Fund distributes short-term capital gains, such distributions will be taxable as dividends to the investor upon declaration. If AHMC terminates its agreement to reimburse the Fund for certain expenses, the Fund's expenses, as a percentage of average net assets, can be expected to be higher than those of substantially all other management investment companies. See "Expense Summary."

     An investment in the Fund is not guaranteed by any bank or governmental agency.

     The Fund has and may continue to purchase securities on or shortly prior to their respective ex-dividend dates and to dispose of such securities soon thereafter. Such practice can increase the amount of taxable income of shareholders while decreasing the Fund's total return.

     See "Management" and "Distribution of Income Dividends and Realized Capital Gains" in this Prospectus and "Brokerage Allocation and Other Practices" in the Fund's Statement of Additional Information.

INVESTMENT POLICIES

     Under normal circumstances, more than 80% of the Fund's investments, other than cash and cash equivalents, will consist of common stocks and securities convertible into or exchangeable for common stocks such as convertible preferred stocks and convertible debt securities. The Fund intends to invest primarily in securities issued by companies with medium and large market capitalizations. To a limited degree, the Fund may invest in non-convertible preferred stocks and debt securities, such as corporate bonds and debentures and securities issued by the United States Government and its instrumentalities, when they are believed to offer opportunities for growth of capital or are desirable in the light of prevailing market or economic conditions. Any such debt securities so purchased by the Fund may be either "investment grade" or speculative. Debt securities in the lowest category of investment grade debt may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt securities. Speculative debt securities may include obligations of issuers that are in default or in bankruptcy when Management believes that the prospect of capital appreciation outweighs the risk of investment therein. Naturally, the risk attendant to the investment in such securities, as well as other debt securities, can be substantial inasmuch as the value thereof is based upon the ability of the issuer to make all required payments of interest and principal. Generally, debt securities which are believed to offer opportunities for growth of capital, including securities referred to as "junk bonds," may be purchased by the Fund when Management believes (a) interest rates will decline and, therefore, the value of the debt securities will increase, or (b) the market value thereof is likely to appreciate due to factors affecting specific issuers. The Fund does not intend to purchase any debt securities which are not investment grade, if as a result of such purchase, more than five percent of the value of the Fund's net assets will be represented by such securities.

     When Management believes that a temporary defensive position is desirable, the Fund may invest in debt securities, including securities of the United States Government and its instrumentalities, or retain cash or cash equivalents, all without limitation. Temporary defensive positions may be desirable during times of generally falling prices of equity securities or during times when Management believes that falling prices will shortly occur. Debt securities and cash equivalents may include short-term commercial paper, certificates of deposit, time deposits and repurchase agreements. The Fund will not acquire time deposits if (a) at the time of such acquisition more than 10% of the value of the Fund's net assets will be invested in such time deposits, or (b) the time deposits cannot be liquidated within seven days.

     The Fund may invest up to 25% of the value of its total assets at the time of such investment in securities of companies engaged in a particular industry if, in the judgment of the Fund, securities of companies in that industry afford better than average prospects for growth. Because the Fund is a diversified investment company, at least 75% of the value of the Fund's total assets will be represented by cash and cash items, Government securities and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer. The foregoing limitations will be applied solely at the time of the purchase of a particular security.

WRITING COVERED CALL OPTIONS

     The Fund may write covered call options without limitation. A call option permits the holder thereof to purchase the securities of an issuer at a predetermined price. A call option is considered to be "covered" if, at the time the option is written, the Fund owns the securities (or securities convertible into the securities without additional consideration) against which the call option is written and will continue to own such securities during the time that the Fund is obligated under the option. The Fund anticipates that most of the options written by it will be for a duration of not more than nine months. Through the receipt of the option premium, the Fund may mitigate the effect of a price decline. Because the Fund must be prepared to deliver the securities which are the subject of the call option at a predetermined price even if their value has increased, the Fund will relinquish some ability to participate in price increases in those securities. The Fund will not purchase call or put options written by others.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements as a money market alternative with respect to its otherwise uninvested cash. There is no limitation on the amount of repurchase agreements which may be entered into by the Fund. In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell it at a higher price. A repurchase agreement, therefore, involves a loan by the Fund to the seller who agrees to pay the resale price to the Fund, which loan is collateralized by the value of the underlying security. Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent. All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

FOREIGN SECURITIES

     The Fund may purchase securities issued by companies organized in foreign countries, provided that, as a result of any such purchase, not more than 35% of the value of the Fund's total assets will be represented by such securities. The Fund has not determined those countries, if any, in which such companies may be organized. Such countries may have either developed or emerging markets. Although the Fund intends to invest in foreign companies located in nations which it considers to have relatively stable governments, there is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a country), default in foreign government securities, political or social instability or diplomatic developments which could adversely affect investments in securities of foreign issuers. In addition, in many countries there is less publicly available information about issuers than is generally available with respect to domestic companies. In addition, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to domestic companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. Transactions in foreign securities may involve greater time from the trade date until settlement than for domestic securities transactions and involve the risk of possible losses through holding of securities by custodian and securities depositories in foreign countries. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

ILLIQUID SECURITIES

     The Fund will not purchase any security which it believes is illiquid at the time of its purchase. Some securities may, however, become illiquid after their purchase by the Fund. Illiquid securities may be difficult to sell at an acceptable price.

              MANAGEMENT'S DISCUSSION OF THE FUND'S PERFORMANCE

     During the Fund's fiscal year ended January 31, 1998, the factors that materially affected the Fund's performance were the under-performance of some of the Fund's holdings in medium to small capitalization technology and sub-prime lending companies.

              COMPARISON OF A $10,000 INVESTMENT IN THE FUND TO
                   THE SAME INVESTMENT IN THE S&P 500 INDEX

                              PERFORMANCE GRAPH

               AHGF TOTAL REDEEMABLE VALUE     S&P 500 TOTAL REDEEMABLE VALUE
25-May-94             10000                          10000
                      10000                          10016
                      10000                          10024
                      10000                          10024
                      10000                          10024
                      10000                          10024
                      10000                          10006
                      10000                          10031
                      10000                          10034
                      10000                          10089
                      10000                          10089
                      10000                          10089
                      10000                          10064
                      10000                          10049
                      10000                          10024
                      10000                          10047
                      10000                          10064
                      10000                          10064
                      10000                          10064
                      10000                          10074
                      10000                          10147
                      10100                          10108
                      10100                          10138
                      10100                          10062
                      10100                          10062
                      10100                          10062
                      10100                           9997
                      10100                           9906
                      10100                           9944
                      10100                           9869
                      10100                           9723
                      10100                           9723
                      10100                           9723
                      10100                           9823
                      10100                           9799
                      10100                           9834
                      10100                           9760
                      10100                           9805
                      10100                           9805
                      10100                           9805
                      10100                           9805
                      10100                           9811
                      10100                           9806
                      10120                           9856
                      10140                           9882
                      10140                           9882
                      10140                           9882
                      10160                           9883
                      10160                           9848
                      10160                           9865
                      10180                           9969
                      10220                           9985
                      10220                           9985
                      10220                           9985
                      10200                          10010
                      10160                           9980
                      10140                           9930
                      10200                           9953
                      10480                           9964
                      10480                           9964
                      10480                           9964
                      10480                           9990
                      10600                           9972
                      10640                           9955
                      10660                           9992
                      10720                          10081
                      10720                          10081
                      10720                          10081
                      10720                          10144
                      10720                          10137
                      10720                          10158
                      10680                          10093
                      10700                          10065
                      10700                          10065
                      10700                          10065
                      10720                          10085
                      10740                          10090
                      10780                          10143
                      10740                          10113
                      10780                          10181
                      10780                          10181
                      10780                          10181
                      10760                          10168
                      10740                          10253
                      10720                          10257
                      10680                          10213
                      10700                          10225
                      10700                          10225
                      10700                          10225
                      10680                          10196
                      10800                          10245
                      10900                          10345
                      10900                          10325
                      10960                          10454
                      10960                          10454
                      10960                          10454
                      11000                          10473
                      11020                          10507
                      10960                          10494
                      10960                          10445
                      10940                          10400
                      10940                          10400
                      10940                          10400
                      10940                          10400
                      10980                          10419
                      10980                          10400
                      11020                          10448
                      10960                          10343
                      10960                          10343
                      10960                          10343
                      10960                          10300
                      11060                          10330
                      11080                          10358
                      11180                          10492
                      11200                          10412
                      11200                          10412
                      11200                          10412
                      11180                          10408
                      11200                          10243
                      11200                          10201
                      11200                          10197
                      11220                          10162
                      11220                          10162
                      11220                          10162
                      11180                          10194
                      11260                          10221
                      11420                          10282
                      11380                          10227
                      11400                          10238
                      11400                          10238
                      11400                          10238
                      11360                          10220
                      11260                          10064
                      11220                          10041
                      11160                          10015
                      11200                          10077
                      11200                          10077
                      11200                          10077
                      11240                          10164
                      11320                          10314
                      11340                          10307
                      11380                          10358
                      11420                          10388
                      11420                          10388
                      11420                          10388
                      11440                          10386
                      11420                          10358
                      11460                          10416
                      11440                          10340
                      11420                          10296
                      11420                          10296
                      11420                          10296
                      11380                          10207
                      11360                          10224
                      11400                          10249
                      11440                          10321
                      11500                          10497
                      11500                          10497
                      11500                          10497
                      11440                          10468
                      11440                          10383
                      11600                          10342
                      11600                          10374
                      11580                          10255
                      11580                          10255
                      11580                          10255
                      11560                          10275
                      11560                          10335
                      11560                          10331
                      11540                          10308
                      11560                          10263
                      11560                          10263
                      11560                          10263
                      11520                          10348
                      11520                          10326
                      11520                          10341
                      11500                          10296
                      11540                          10251
                      11540                          10251
                      11540                          10251
                      11600                          10181
                      11600                           9998
                      11600                           9996
                      11600                           9996
                      11600                          10053
                      11600                          10053
                      11600                          10053
                      11580                          10096
                      11620                          10119
                      11560                          10086
                      11540                           9982
                      11560                          10081
                      11560                          10081
                      11560                          10081
                      11560                          10083
                      11560                          10079
                      11560                          10037
                      11560                           9909
                      11560                           9947
                      11560                           9947
                      11560                           9947
                      11560                          10004
                      11540                          10020
                      11520                          10127
                      11520                          10136
                      11522                          10213
                      11522                          10213
                      11522                          10213
                      11522                          10194
                      11522                          10176
                      11522                          10232
                      11489                          10234
                      11590                          10245
                      11590                          10245
                      11590                          10245
                      11590                          10245
                      11590                          10304
                      11556                          10268
                      11522                          10276
                      11624                          10236
                      11624                          10236
                      11624                          10236
                      11624                          10236
                      11624                          10233
                      11624                          10271
                      11624                          10264
                      11590                          10272
                      11590                          10272
                      11590                          10272
                      11658                          10276
                      11590                          10296
                      11658                          10295
                      11692                          10295
                      11726                          10393
                      11726                          10393
                      11726                          10393
                      11726                          10469
                      11726                          10484
                      11726                          10477
                      11692                          10416
                      11692                          10367
                      11692                          10367
                      11692                          10367
                      11760                          10391
                      11726                          10393
                      11726                          10430
                      11726                          10450
                      11929                          10496
                      11929                          10496
                      11929                          10496
                      11963                          10456
                      12099                          10501
                      12099                          10502
                      12200                          10557
                      12268                          10688
                      12268                          10688
                      12268                          10688
                      12302                          10749
                      12302                          10743
                      12268                          10752
                      12268                          10732
                      12234                          10763
                      12234                          10763
                      12234                          10763
                      12234                          10770
                      12166                          10792
                      12132                          10837
                      12200                          10853
                      12166                          10782
                      12166                          10782
                      12166                          10782
                      12166                          10782
                      12132                          10799
                      12099                          10853
                      12132                          10897
                      12132                          10927
                      12132                          10927
                      12132                          10927
                      12099                          10830
                      12132                          10911
                      12065                          10875
                      12099                          10864
                      12099                          10872
                      12099                          10872
                      12099                          10872
                      12065                          10879
                      12065                          10801
                      12031                          10824
                      12065                          10830
                      12099                          10974
                      12099                          10974
                      12099                          10974
                      12132                          10985
                      12132                          11049
                      12166                          11027
                      12200                          11107
                      12200                          11110
                      12200                          11110
                      12200                          11110
                      12166                          11124
                      12200                          11100
                      12200                          11113
                      12234                          11120
                      12302                          11232
                      12302                          11232
                      12302                          11232
                      12336                          11287
                      12370                          11303
                      12268                          11286
                      12268                          11266
                      11963                          11233
                      11963                          11233
                      11963                          11233
                      12065                          11261
                      12166                          11340
                      12166                          11349
                      12268                          11361
                      12268                          11369
                      12268                          11369
                      12268                          11369
                      12336                          11383
                      12302                          11350
                      12268                          11387
                      12234                          11434
                      12234                          11434
                      12234                          11434
                      12234                          11434
                      12166                          11365
                      12166                          11349
                      12099                          11339
                      12132                          11347

               AHGF TOTAL REDEEMABLE VALUE     S&P 500 TOTAL REDEEMABLE VALUE
                           12166                             11419
                           12166                             11419
                           12166                             11419
                           12166                             11520
                           12234                             11505
                           12166                             11517
                           12234                             11537
                           12302                             11563
                           12302                             11563
                           12302                             11563
                           12302                             11556
                           12370                             11571
                           12505                             11698
                           12505                             11703
                           12437                             11695
                           12437                             11695
                           12437                             11695
                           12505                             11785
                           12641                             11781
                           12607                             11800
                           12607                             11802
                           12607                             11829
                           12607                             11829
                           12607                             11829
                           12573                             11881
                           12573                             11893
                           12539                             11868
                           12404                             11700
                           12404                             11697
                           12404                             11697
                           12404                             11697
                           12471                             11798
                           12471                             11910
                           12471                             11912
                           12505                             11914
                           12336                             11805
                           12336                             11805
                           12336                             11805
                           12336                             11805
                           12234                             11804
                           12404                             12026
                           12437                             12029
                           12437                             12009
                           12437                             12009
                           12437                             12009
                           12471                             12078
                           12437                             12077
                           12404                             12023
                           12404                             12011
                           12437                             11907
                           12437                             11907
                           12437                             11907
                           12471                             11974
                           12573                             12096
                           12471                             12106
                           12539                             12121
                           12573                             12182
                           12573                             12182
                           12573                             12182
                           12675                             12304
                           12607                             12299
                           12675                             12277
                           12844                             12437
                           12878                             12407
                           12878                             12407
                           12878                             12407
                           12742                             12281
                           12675                             12243
                           12607                             12300
                           12776                             12280
                           12776                             12303
                           12776                             12303
                           12776                             12303
                           12810                             12357
                           12810                             12357
                           12946                             12362
                           13047                             12518
                           13386                             12573
                           13386                             12573
                           13386                             12573
                           13386                             12592
                           13352                             12538
                           13624                             12677
                           13793                             12680
                           13759                             12655
                           13759                             12655
                           13759                             12655
                           13759                             12719
                           13556                             12624
                           13183                             12456
                           13319                             12514
                           13285                             12516
                           13285                             12516
                           13285                             12516
                           13793                             12584
                           13759                             12685
                           13861                             12697
                           14064                             12781
                           14064                             12730
                           14064                             12730
                           14064                             12730
                           14064                             12711
                           14132                             12656
                           14132                             12640
                           14437                             12642
                           14572                             12648
                           14572                             12648
                           14572                             12648
                           14369                             12673
                           14471                             12683
                           14674                             12669
                           14877                             12622
                           14810                             12571
                           14810                             12571
                           14810                             12571
                           14742                             12677
                           14810                             12652
                           14742                             12687
                           14708                             12667
                           14742                             12672
                           14742                             12672
                           14742                             12672
                           14742                             12647
                           14844                             12680
                           14844                             12628
                           14776                             12635
                           14674                             12696
                           14674                             12696
                           14674                             12696
                           14640                             12672
                           14606                             12695
                           14640                             12720
                           14708                             12743
                           14708                             12788
                           14708                             12788
                           14708                             12788
                           14708                             12788
                           14674                             12911
                           14776                             12936
                           14810                             12940
                           14945                             12994
                           14945                             12994
                           14945                             12994
                           15047                             13023
                           15013                             13082
                           15115                             13139
                           15081                             13250
                           15081                             13244
                           15081                             13244
                           15081                             13244
                           15115                             13235
                           15182                             13268
                           15318                             13327
                           15284                             13242
                           15149                             13213
                           15149                             13213
                           15149                             13213
                           15013                             13215
                           14979                             13206
                           14844                             13204
                           14945                             13314
                           14945                             13281
                           14945                             13281
                           14945                             13281
                           14776                             13220
                           14708                             13235
                           14708                             13217
                           14708                             13248
                           14776                             13246
                           14776                             13246
                           14776                             13246
                           14539                             13152
                           14572                             13133
                           14674                             13179
                           14742                             13262
                           14776                             13294
                           14776                             13294
                           14776                             13294
                           14674                             13261
                           14674                             13346
                           14539                             13363
                           14539                             13437
                           14403                             13364
                           14403                             13364
                           14403                             13364
                           14267                             13310
                           14437                             13344
                           14335                             13252
                           14200                             13121
                           14200                             13191
                           14200                             13191
                           14200                             13191
                           14166                             13273
                           14064                             13233
                           14166                             13297
                           14234                             13426
                           14200                             13446
                           14200                             13446
                           14200                             13446
                           14267                             13399
                           14234                             13351
                           14234                             13477
                           14471                             13516
                           14437                             13505
                           14437                             13505
                           14437                             13505
                           14471                             13497
                           14403                             13429
                           14301                             13540
                           14234                             13618
                           14301                             13681
                           14301                             13681
                           14301                             13681
                           14267                             13609
                           14234                             13688
                           14200                             13647
                           14200                             13647
                           14234                             13683
                           14234                             13683
                           14234                             13683
                           14200                             13714
                           14234                             13832
                           14471                             13866
                           14539                             13814
                           14674                             13851
                           14674                             13851
                           14674                             13851
                           14708                             14005
                           14674                             14097
                           14742                             14158
                           14776                             14067
                           14776                             14097
                           14776                             14097
                           14776                             14097
                           14877                             14144
                           14674                             14127
                           14606                             14200
                           14335                             14092
                           14267                             14079
                           14267                             14079
                           14267                             14079
                           14132                             13862
                           14439                             13979
                           14344                             13843
                           14533                             13947
                           14627                             13981
                           14627                             13981
                           14627                             13981
                           14627                             13981
                           14627                             14035
                           14533                             14047
                           14439                             14039
                           14439                             14080
                           14439                             14080
                           14439                             14080
                           14439                             14080
                           14627                             14190
                           14627                             14206
                           14627                             14123
                           14627                             14101
                           14627                             14101
                           14627                             14101
                           14627                             14145
                           14627                             13940
                           14533                             13690
                           14439                             13787
                           14722                             13767
                           14816                             13767
                           14816                             13767
                           14816                             13722
                           14722                             13919
                           14627                             13873
                           14722                             13917
                           14722                             13999
                           14816                             13999
                           14816                             13999
                           14816                             14035
                           15005                             14021
                           15005                             14186
                           15005                             14119
                           15099                             14224
                           15099                             14224
                           15099                             14224
                           15288                             14287
                           15571                             14423
                           15665                             14560
                           15571                             14618
                           15665                             14559
                           15665                             14559
                           15665                             14559
                           15665                             14688
                           15760                             14801
                           15665                             14886
                           15760                             15029
                           15665                             15037
                           15665                             15037
                           15665                             15037
                           15665                             15154
                           15571                             15137
                           15571                             15026
                           15760                             14931
                           15854                             14856
                           15854                             14856
                           15854                             14856
                           15854                             14856
                           15571                             14689
                           15665                             14862
                           16043                             15109
                           15949                             15115
                           15949                             15115
                           15949                             15115
                           15854                             14917
                           15760                             14845
                           15854                             14792
                           15760                             14694
                           15760                             14785
                           15760                             14785
                           15760                             14785
                           15760                             14935
                           15854                             15051
                           15760                             14969
                           15854                             15008
                           15571                             14545
                           15571                             14545
                           15571                             14545
                           15760                             14695
                           15665                             14628
                           15665                             14669
                           15760                             14722
                           15760                             14735
                           15760                             14735
                           15760                             14735
                           15760                             14994
                           15760                             14972
                           15665                             14933
                           15571                             14916
                           15665                             14949
                           15665                             14949
                           15665                             14949
                           15477                             14935
                           15382                             15003
                           15382                             14914
                           15477                             14915
                           15571                             14836
                           15571                             14836
                           15571                             14836
                           15571                             15025
                           15571                             15063
                           15571                             15078
                           15665                             15079
                           15665                             15079
                           15665                             15079
                           15665                             15079
                           15382                             14817
                           15477                             14770
                           15571                             14570
                           15477                             14519
                           15477                             14646
                           15477                             14646
                           15477                             14646
                           15477                             14779
                           15571                             14836
                           15477                             14760
                           15760                             14807
                           15760                             14841
                           15760                             14841
                           15760                             14841
                           15949                             14905
                           16137                             14991
                           16420                             14959
                           16515                             15021
                           16420                             15036
                           16420                             15036
                           16420                             15036

               AHGF TOTAL REDEEMABLE VALUE     S&P 500 TOTAL REDEEMABLE VALUE

                           16326                             15053
                           16326                             15055
                           16232                             15066
                           16232                             14811
                           16232                             14771
                           16232                             14771
                           16232                             14771
                           16137                             14753
                           16043                             14695
                           16043                             14849
                           16043                             14868
                           16232                             15023
                           16232                             15023
                           16232                             15023
                           16326                             15243
                           16420                             15340
                           16515                             15338
                           16609                             15326
                           16703                             15426
                           16703                             15426
                           16703                             15426
                           16703                             15567
                           16609                             15558
                           16609                             15691
                           16609                             15639
                           16703                             15700
                           16703                             15700
                           16703                             15700
                           16703                             15700
                           16609                             15554
                           16326                             15459
                           16420                             15549
                           16515                             15497
                           16515                             15497
                           16515                             15497
                           16326                             15464
                           16420                             15578
                           16515                             15718
                           16326                             15596
                           16137                             15602
                           16137                             15602
                           16137                             15602
                           16043                             15576
                           16137                             15549
                           16232                             15511
                           15854                             15486
                           15665                             15438
                           15665                             15438
                           15665                             15438
                           15665                             15423
                           15477                             15351
                           15382                             15349
                           15194                             15353
                           15099                             15463
                           15099                             15463
                           15099                             15463
                           15099                             15510
                           15099                             15502
                           14910                             15412
                           14722                             15508
                           14910                             15557
                           14910                             15557
                           14910                             15557
                           15005                             15681
                           14910                             15631
                           14910                             15604
                           14910                             15604
                           14627                             15257
                           14627                             15257
                           14627                             15257
                           14533                             15148
                           14533                             15200
                           14344                             15232
                           14155                             14992
                           14061                             15005
                           14061                             15005
                           14061                             15005
                           13872                             14625
                           13684                             14592
                           13872                             14725
                           13967                             14947
                           13778                             14835
                           13778                             14835
                           13778                             14835
                           13684                             14720
                           13495                             14560
                           13306                             14555
                           13495                             14660
                           13589                             14770
                           13589                             14770
                           13589                             14770
                           13495                             14656
                           13495                             14758
                           13495                             14871
                           13684                             15108
                           13872                             15399
                           13872                             15399
                           13872                             15399
                           13872                             15348
                           13872                             15398
                           14061                             15442
                           14155                             15406
                           14250                             15398
                           14250                             15398
                           14250                             15398
                           14250                             15484
                           14061                             15359
                           14061                             15404
                           14061                             15410
                           13967                             15480
                           13967                             15480
                           13967                             15480
                           13967                             15513
                           13967                             15494
                           13967                             15481
                           14061                             15612
                           14155                             15528
                           14155                             15528
                           14155                             15528
                           14533                             15454
                           14627                             15513
                           14722                             15480
                           14722                             15310
                           14627                             15185
                           14627                             15185
                           14627                             15185
                           14627                             15185
                           14533                             15248
                           14722                             15275
                           14439                             15133
                           14722                             15280
                           14722                             15280
                           14722                             15280
                           14816                             15468
                           14722                             15471
                           14722                             15555
                           14910                             15650
                           14910                             15869
                           14910                             15869
                           14910                             15869
                           14816                             15954
                           15005                             15934
                           15005                             15900
                           15194                             15937
                           15382                             16031
                           15382                             16031
                           15382                             16031
                           15194                             16019
                           15288                             15999
                           15288                             16004
                           15571                             16010
                           15571                             16018
                           15571                             16018
                           15571                             16018
                           15477                             16045
                           15382                             16086
                           15194                             16204
                           15099                             16175
                           15382                             16378
                           15382                             16378
                           15382                             16378
                           15288                             16424
                           15288                             16364
                           15571                             16275
                           15665                             16227
                           15760                             16369
                           15760                             16369
                           15760                             16369
                           15760                             16438
                           15665                             16416
                           15571                             16460
                           15477                             16521
                           15477                             16611
                           15477                             16611
                           15477                             16611
                           15288                             16589
                           15288                             16512
                           15477                             16529
                           15665                             16413
                           15665                             16381
                           15665                             16381
                           15665                             16381
                           15571                             16295
                           15382                             16396
                           15477                             16387
                           15665                             16490
                           15571                             16457
                           15571                             16457
                           15571                             16457
                           15382                             16528
                           15477                             16701
                           15854                             16949
                           16043                             17024
                           16043                             17100
                           16043                             17100
                           16043                             17100
                           15854                             17126
                           15854                             17074
                           15854                             17115
                           15949                             17228
                           15571                             17270
                           15571                             17270
                           15571                             17270
                           15571                             17257
                           15382                             17378
                           15382                             17423
                           15477                             17395
                           15665                             17535
                           15665                             17535
                           15665                             17535
                           15665                             17731
                           15477                             17710
                           15571                             17690
                           15571                             17690
                           15571                             17738
                           15571                             17738
                           15571                             17738
                           15760                             17728
                           15760                             17534
                           15760                             17464
                           15760                             17450
                           15571                             17339
                           15571                             17339
                           15571                             17339
                           15949                             17577
                           15665                             17525
                           15477                             17368
                           15382                             17105
                           15194                             17090
                           15194                             17090
                           15194                             17090
                           14722                             16911
                           14910                             17029
                           15099                             17159
                           15005                             17491
                           14910                             17567
                           14910                             17567
                           14910                             17567
                           13635                             17521
                           13806                             17618
                           13806                             17618
                           14107                             17731
                           14407                             17762
                           14407                             17762
                           14407                             17762
                           14178                             17693
                           14289                             17388
                           14289                             17388
                           14334                             17301
                           14505                             17560
                           14505                             17560
                           14505                             17560
                           14521                             17551
                           14636                             17683
                           14684                             17575
                           14748                             17727
                           14678                             17836
                           14678                             17836
                           14678                             17836
                           14739                             17838
                           15119                             18057
                           14983                             18019
                           14874                             18079
                           14680                             18231
                           14680                             18231
                           14680                             18231
                           14935                             18244
                           14805                             18385
                           15073                             18469
                           14965                             18266
                           14894                             18101
                           14913                             18101
                           14850                             18101
                           14657                             17972
                           14681                             17973
                           14657                             18152
                           14681                             18429
                           14520                             18478
                           14520                             18478
                           14520                             18478
                           14705                             18493
                           14596                             18554
                           14430                             18299
                           14435                             18349
                           14483                             18570
                           14483                             18570
                           14483                             18570
                           14475                             18474
                           14529                             18572
                           14593                             18887
                           14538                             19102
                           14454                             19024
                           14454                             19024
                           14454                             19024
                           14454                             19024
                           14387                             19211
                           14419                             19124
                           14234                             18897
                           14327                             18873
                           14327                             18873
                           14327                             18873
                           14472                             19073
                           14453                             19115
                           14387                             18969
                           14210                             18722
                           14188                             18623
                           14188                             18623
                           14188                             18623
                           14288                             18729
                           14312                             18629
                           14417                             18895
                           14258                             18817
                           14345                             18968
                           14345                             18968
                           14345                             18968
                           14252                             19173
                           14236                             19118
                           14259                             18956
                           14044                             18613
                           14271                             18698
                           14271                             18698
                           14271                             18698
                           14148                             18759
                           14038                             18617
                           13695                             18525
                           13703                             18453
                           13771                             18487
                           13771                             18487
                           13771                             18487
                           13809                             18648
                           13866                             18607
                           14057                             18645
                           14057                             18253
                           14057                             18253
                           14057                             18253
                           14057                             18253
                           13394                             17858
                           13310                             17917
                           13114                             17696
                           13236                             17701
                           13331                             17879
                           13331                             17879
                           13331                             17879
                           13594                             17979
                           13716                             18079
                           13525                             17950
                           13431                             17897
                           13246                             17410
                           13246                             17410
                           13246                             17410
                           13106                             17553
                           13175                             17812
                           13153                             18022
                           13026                             17981
                           12949                             18089
                           12949                             18089
                           12949                             18089
                           12739                             17948
                           12717                             18284
                           12716                             18262
                           12687                             18204
                           12506                             18067
                           12506                             18067
                           12506                             18067
                           12480                             18248
                           12614                             18747
                           12628                             18923
                           12703                             18859
                           12818                             19201
                           12818                             19201
                           12818                             19201

               AHGF TOTAL REDEEMABLE VALUE     S&P 500 TOTAL REDEEMABLE VALUE

                           13202                             19610
                           13135                             19553
                           13107                             19269
                           13160                             19379
                           13224                             19491
                           13224                             19491
                           13224                             19491
                           12992                             19796
                           12839                             19692
                           12914                             19764
                           12861                             19908
                           12700                             19625
                           12700                             19625
                           12700                             19625
                           12670                             19709
                           12857                             19909
                           12989                             19856
                           12888                             19769
                           13204                             20039
                           13204                             20039
                           13204                             20039
                           13204                             20039
                           13410                             20102
                           13541                             20047
                           13495                             19975
                           13610                             20075
                           13610                             20075
                           13610                             20075
                           13627                             20030
                           13467                             20010
                           13472                             19887
                           13603                             19968
                           13755                             20315
                           13755                             20315
                           13755                             20315
                           13868                             20431
                           13672                             20488
                           13813                             20593
                           13837                             20927
                           14053                             21159
                           14053                             21159
                           14053                             21159
                           14146                             21175
                           14255                             21187
                           14255                             21069
                           14275                             21282
                           14489                             21299
                           14489                             21299
                           14489                             21299
                           13963                             20823
                           14114                             21243
                           14002                             21070
                           13909                             20948
                           13934                             21035
                           13934                             21035
                           13934                             21035
                           14028                             20983
                           14135                             21126
                           14183                             21437
                           14386                             21743
                           14386                             21743
                           14386                             21743
                           14386                             21743
                           15015                             21632
                           15119                             21792
                           15171                             21527
                           15203                             21676
                           15456                             21747
                           15456                             21747
                           15456                             21747
                           15790                             21788
                           15985                             21963
                           15912                             22221
                           15765                             22104
                           15416                             21717
                           15416                             21717
                           15416                             21717
                           15266                             21661
                           15631                             22160
                           15581                             22222
                           15678                             22310
                           15732                             22275
                           15732                             22275
                           15732                             22275
                           15868                             22220
                           16047                             22361
                           16357                             22603
                           16247                             22653
                           16336                             22484
                           16336                             22484
                           16336                             22484
                           16526                             22560
                           16636                             22609
                           16792                             22800
                           16965                             22585
                           16598                             22166
                           16598                             22166
                           16598                             22166
                           16461                             22254
                           16232                             22006
                           16125                             21904
                           16228                             21970
                           15959                             21402
                           15959                             21402
                           15959                             21402
                           16116                             21682
                           16390                             22004
                           16602                             22324
                           16486                             21985
                           16395                             21949
                           16395                             21949
                           16395                             21949
                           16411                             21869
                           16250                             21699
                           16158                             21719
                           16086                             21483
                           16024                             21384
                           16024                             21384
                           16024                             21384
                           16024                             21384
                           16169                             22053
                           16260                             22065
                           16289                             22138
                           16246                             22095
                           16246                             22095
                           16246                             22095
                           16196                             22148
                           16286                             22206
                           16097                             21859
                           16027                             21713
                           15752                             21983
                           15752                             21983
                           15752                             21983
                           15533                             21889
                           15471                             22505
                           15260                             22443
                           15303                             22546
                           15330                             22623
                           15330                             22623
                           15330                             22623
                           15508                             22741
                           15464                             22658
                           15383                             22481
                           15284                             22325
                           15375                             22506
                           15375                             22506
                           15375                             22506
                           15468                             22700
                           15378                             22555
                           15569                             22751
                           15517                             22872
                           15548                             22982
                           15548                             22982
                           15548                             22982
                           15785                             23164
                           15877                             23414
                           16182                             23199
                           16128                             23123
                           16070                             23037
                           16070                             23037
                           16070                             23037
                           16067                             23064
                           15903                             23116
                           15803                             23008
                           15413                             22759
                           15154                             22495
                           15154                             22495
                           15154                             22495
                           15433                             22768
                           15468                             23165
                           15254                             23076
                           14800                             22652
                           14707                             22437
                           14707                             22437
                           14707                             22437
                           13702                             20896
                           14207                             21965
                           14202                             21906
                           13942                             21541
                           14038                             21802
                           14038                             21802
                           14038                             21802
                           14517                             22384
                           14420                             22426
                           14463                             22477
                           14388                             22366
                           14197                             22120
                           14197                             22120
                           14197                             22120
                           14165                             21970
                           14041                             22033
                           13817                             21613
                           13877                             21870
                           13899                             22150
                           13899                             22150
                           13899                             22150
                           13971                             22577
                           13891                             22389
                           13916                             22544
                           13946                             22888
                           13962                             22987
                           13962                             22987
                           13962                             22987
                           13814                             22595
                           13778                             22697
                           13810                             22721
                           13810                             22721
                           13817                             22811
                           13817                             22811
                           13817                             22811
                           13824                             23274
                           13731                             23201
                           13669                             23329
                           13643                             23242
                           13649                             23497
                           13649                             23497
                           13649                             23497
                           13639                             23465
                           13632                             23308
                           13593                             23166
                           13568                             22817
                           13581                             22780
                           13581                             22780
                           13581                             22780
                           13567                             23020
                           13576                             23131
                           13600                             23073
                           13733                             22829
                           13783                             22626
                           13783                             22626
                           13783                             22626
                           13246                             22792
                           13298                             22444
                           13797                             22291
                           13797                             22291
                           13798                             22381
                           13798                             22381
                           13798                             22381
                           13904                             22792
                           13879                             23212
                           13900                             23203
                           13900                             23203
                           13902                             23314
                           13902                             23314
                           13902                             23314
                           13846                             23363
                           13836                             23114
                           13823                             23057
                           13703                             22868
                           13684                             22190
                           13684                             22190
                           13684                             22190
                           13634                             22465
                           13705                             22775
                           13791                             22915
                           13763                             22744
                           13722                             23002
                           13722                             23002
                           13722                             23002
                           13722                             23002
                           13683                             23411
                           13882                             23226
                           13811                             23040
                           13795                             22910
                           13795                             22910
                           13795                             22910
                           13679                             22894
                           13767                             23183
                           13955                             23391
                           13932                             23584
                           13944                             23460
31-Jan-98                  13944                             23460
                           13944                             23460
                           14039                             23962
                           14099                             24077
                           14051                             24102
                           13995                             24024
                           14050                             24242
                           14050                             24242
                           14050                             24242
                           14069                             24202
                           14112                             24401
                           14127                             24430
                           14101                             24531
                           14109                             24435
                           14109                             24435
                           14109                             24435
                           14109                             24435
                           14037                             24500
                           14084                             24729
                           14046                             24639
                           14103                             24781
                           14103                             24781
                           14103                             24781
                           14113                             24876
                           14035                             24694
                           14081                             24993
                           14170                             25135
                           14166                             25152
                           14166                             25152
                           14166                             25152
                           14051                             25113
                           14002                             25217
                           13905                             25110
                           13842                             24819
                           13896                             25316
                           13896                             25316
                           13896                             25316
                           13823                             25235
                           13787                             25522
                           14067                             25628
                           14181                             25667
                           14263                             25635
                           14263                             25635
                           14263                             25635
                           14276                             25892
                           14299                             25920
                           14371                             26043
                           14397                             26145
                           14439                             26372
                           14439                             26372
                           14439                             26372
                           14468                             26285
                           14484                             26528
                           14468                             26439
                           14470                             26412
                           14406                             26288
                           14406                             26288
                           14406                             26288
                           14371                             26243
31-Mar-98                  14438                             26440
                           14641                             26595
                           14868                             26881
                           14995                             26946
                           14995                             26946
                           14995                             26946
                           14976                             26915
                           14738                             26638
                           14773                             26449
                           14779                             26666
                           14779                             26666
                           14779                             26666
                           14779                             26666
                           14740                             26644
                           14753                             26790
                           14882                             26876
                           14679                             26609
                           14701                             26958
                           14701                             26958
                           14701                             26958
                           14814                             26981
                           14853                             27053
                           14910                             27148
                           14852                             26885
                           14998                             26604
                           14998                             26604
                           14998                             26604
                           14804                             26092
                           14904                             26060
                           15054                             26293
                           15112                             26706
                           15173                             26928
                           15173                             26928
                           15173                             26928
                           15294                             26954
                           15338                             26797
                           15278                             26549
                           15365                             26315
                           15517                             26627
                           15517                             26627
                           15517                             26627
                           15461                             26604
                           15468                             26826
                           15821                             26904
                           15794                             26869
                           15579                             26663
                           15579                             26663
                           15579                             26663
                           15485                             26596
                           15568                             26700

     Past performance is not predictive of future performance.

                             INVESTMENT RESTRICTIONS

     Certain of the Fund's policies, including restrictions previously discussed in this Prospectus, are considered to be fundamental and, therefore, cannot be changed without shareholder approval. The following policies and restrictions are fundamental. All other policies and restrictions referred to in this Prospectus can be changed without shareholder approval.

     (1) At least 75% of the value of the Fund's total assets will be represented by cash and cash items, Government securities, and other securities limited in respect to any one issuer to an amount not greater in value than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any one issuer.

     (2) The Fund will not invest 25% or more of the value of its total assets in securities of companies in any one industry.

     (3) The Fund will not loan money to other persons, except that the Fund may
(a) enter into repurchase agreements, (b) invest in debentures, bonds or similar governmental or corporate obligations of types commonly distributed publicly or privately to financial institutions and (c) purchase debt securities which are convertible into equity securities of an issuer without regard to whether such debt securities are types commonly distributed publicly or privately to financial institutions.

     (4) The Fund will not borrow money except from banks and only for temporary or emergency purposes, but not in amounts exceeding 33 1/3% of the Fund's net assets. Any borrowings in excess of that amount will be reduced within three business days to comply with such limitation. The Fund's net asset value may be subject to greater fluctuation during any time that the Fund has borrowed money.

     The percentage limitations contained in the restrictions described above are all applied solely at the time of any transaction on the basis of values or amounts determined at that time. Such restrictions do not apply if a percentage limitation were exceeded only as a result of changes in values or amounts not resulting from a subsequent transaction subject to the restriction.

                                   MANAGEMENT

     The business of the Fund is managed under the direction of its Board of Directors. The Fund has retained AHMC, 1370 Avenue of the Americas, New York, New York 10019 to provide the Fund with investment research advice and to continuously furnish an investment program for the Fund's portfolio. AHMC recommends securities to be purchased and sold by the Fund and the portion of the Fund's assets which is to be held uninvested. AHMC advises and assists the officers of the Fund in carrying out policy decisions of the Fund's Board of Directors. The role of AHMC is advisory only. All investment decisions are made by the Fund. AHMC is also the investment advisor to The American Heritage Fund, Inc. ("AHF"), an open-end management investment company having the objective of obtaining maximum capital growth.

     Heiko H. Thieme is the Chief Executive Officer of the Fund and AHMC and, in such capacities, has been primarily responsible for the day-to-day management of the Fund's portfolio since the Fund's inception. Since February 1990, Mr. Thieme has been the Chief Executive Officer of The American Heritage Fund, Inc. Prior to 1994, Mr. Thieme was a Consultant/Strategist to Deutsche Bank A.G. and previously had been the Executive Vice President in charge of U.S. equity of its wholly-owned subsidiary, Deutsche Bank Capital Corp. Mr. Thieme began his career at the British brokerage firm of Wood & McKenzie of Edinburgh and London. In 1976 Mr. Thieme joined White Weld & Co. in London as Vice President in charge of marketing for Germany and Austria. Mr. Thieme writes a weekly column for one of the major German newspapers, Frankfurter Allgemeine Zeitung, and appears frequently on German television as well as on numerous American T.V. stations with commentaries on the U.S. markets and global issues. In May 1989, Mr. Thieme was chosen as "Best Investment Advisor" of 1988 in West Germany at the International Investment Congress held in Frankfurt. Further, Mr. Thieme regularly makes presentations to institutional investors in Europe, Asia, the United States and Canada. Mr. Thieme is known worldwide for his undaunted optimism and frequently contrarian views and has been the author of "The Viewpoint" for more than 17 years. Mr. Thieme is the beneficial owner of 90% of the outstanding capital stock of AHMC.

     AHMC is compensated for the investment advisory services it renders by the payment of a fee at the annual rate of one and one-quarter percent (1.25%) of the first $100 million of the value of average daily net assets of the Fund and one percent (1%) of the value of any additional net assets, payable monthly. Such fee is higher than the fee paid by most other management investment companies to their investment advisors.

     The Fund anticipates that a substantial portion of its portfolio transactions will be allocated to Thieme Securities, Inc. ("TSI"). The Fund may also allocate portfolio transactions to brokers who provide research or recommendations for the benefit of the Fund or who are instrumental in sales of shares of the Fund. Mr. Thieme is the Chief Executive Officer and sole shareholder of TSI.

     Mr. Thieme receives compensation from TSI in connection with portfolio transactions allocated to it by the Fund. Reference is made to the Fund's Statement of Additional Information for a more complete description of the Fund's policies with respect to portfolio transactions.

     Each member of the Board of Directors of the Fund is also a director of AHF. Mr. Thieme is the Chief Executive Officer of both AHF and two foreign investment companies (the "Foreign Companies"), whose investment objectives are also to seek growth of capital, and the investment advisor of the Foreign Companies.

     From time to time, the Fund, AHF, the Foreign Companies and other clients of affiliated persons of AHMC may hold securities issued by the same company. When the Fund and such other investors are engaged in the purchase or sale of the same security, the prices and amounts will be allocated in a manner considered by Management to be fair to each of them.

                        DETERMINATION OF NET ASSET VALUE

     The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined as of the close of business of the New York Stock Exchange on each day such Exchange is open for trading. The Fund's net asset value will not be determined on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, on which days the New York Stock Exchange is not presently open for trading. In the event, however, that the New York Stock Exchange is open for trading on any of such days, the Fund's net asset value will be determined on such days. The net asset value per share is computed by dividing the value of the net assets of the Fund (i.e., the value of total assets less liabilities) by the total number of the Fund's shares outstanding. In calculating net asset value, all portfolio securities will be valued at market value when there is a reliable quotation available for the securities and otherwise as the Board of Directors in good faith determines.

                      HOW TO BECOME AN INVESTOR IN THE FUND

     An investor may purchase shares of the Fund by submitting a completed application with a check made payable to American Heritage Growth Fund, Inc. and mailing it to American Heritage Growth Fund, Inc. Location 0637, Cincinnati, Ohio 45264-0637. All Applications and checks which are sent by courier should be sent to American Heritage Growth Fund, Inc., c/o Star Bank, N.A., 425 Walnut Street, Mutual Fund

Custody Department, Cincinnati, Ohio 45202. An application is included in this Prospectus. All investments are made at the net asset value next computed after receipt of an order accompanied by payment without the imposition of any sales charge. The Fund will not issue share certificates. Each purchase of shares will be confirmed by the Fund in writing to the purchaser.

     Initial investments must be at least $1,000. Subsequent investments may be made in amounts of $500 or more. The Fund may not involuntarily redeem a shareholder's account if it falls below the minimum initial investment. An open account is automatically created for each new investor so that additional investments may be made at any time without completing a new application. The above-stated minimums are applicable to all accounts although the minimums may be waived for persons purchasing in a group if the total payment received from the group exceeds the stated minimum. In addition, shareholders may open additional accounts (e.g. custodian accounts, IRA accounts, and Trusts) with a minimum of $500.

     Investors may, if they so desire, purchase shares of the Fund through certain registered broker-dealers. The Fund imposes no sales load or service charge, but such broker-dealers may make a charge to investors for their services. The charge and services may vary in amount among broker-dealers, some of which may impose higher initial or subsequent investment requirements than those established by the Fund.

                              HOW TO REDEEM SHARES

ALL REQUESTS FOR REDEMPTION OF SHARES MUST BE SIGNED BY ALL REGISTERED OWNERS EXACTLY AS REGISTERED, INCLUDING FIDUCIARY TITLES, IF ANY, WITH SIGNATURES GUARANTEED BY A MEMBER OF A NATIONAL SECURITIES EXCHANGE OR A UNITED STATES COMMERCIAL BANK OR A FOREIGN BANK HAVING A NEW YORK CITY CORRESPONDENT.

     Any shareholder may require the Fund to redeem his shares by making a written request directly to the Fund's Transfer Agent, American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788. Redemptions may be made by telephone upon the request of certain financial institutions who are holders of record of shares issued by the Fund, within the sole discretion of the Fund. The Fund has instructed its Transfer Agent to confirm the authenticity of any such request for redemption by telecopier and telephone. Proceeds of redemptions made by telephone will be sent only to the respective financial institution making the request. In the event that a telephone redemption which is honored by the Fund is unauthorized or fraudulent, the Fund could sustain losses.

     The redemption price will be the net asset value next determined by the Fund following receipt of the request. There is no redemption charge imposed by the Fund.

     The value of shareholder's shares on redemption may be more or less than the shareholder's cost depending upon the net asset value at the time.

     Payment for shares redeemed will normally be made within seven days after receipt of a written request duly executed. Redemption proceeds will be mailed upon clearance of the purchaser's check, which may take fifteen days or more. Investors who anticipate that they will redeem their shares prior to the expiration of such period, should pay for their shares by means of Federal Funds or bank wire transfer. The determination of the net asset value of the Fund's shares may be suspended and the right of redemption may be suspended or the payment date postponed when: (i) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed for other than customary weekend and holiday closings; (ii) when an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) when the Securities and Exchange Commission by Order so permits for the protection of the shareholders of the Fund.

           DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

     Dividend income will be incidental to the investment objective of growth of capital. The Fund will, at the end of each fiscal year, consider the declaration of a cash dividend from net investment income, if earned, and the distribution of net capital gains, if any, realized on investments. The Fund intends to distribute to its shareholders, at least annually, substantially all of its net investment income and realized capital gains.

     At the time a shareholder applies to purchase Fund shares, he automatically gives written authority to the Fund to receive as the shareholder's agent, income dividends and capital gains distributions, if any, and to cause them to be reinvested for his account in additional Fund shares at net asset value. However, a shareholder may, either at the time of purchase or at a later time, request in writing to the Fund that his income dividends and capital gains distributions, if any, be paid to him by check rather than reinvested in Fund shares. A shareholder who requests in writing that his dividends and distributions be paid to him by check may, at any time prior to a record date, elect to have subsequent dividends and distributions reinvested in Fund shares at net asset value.

     The Fund intends to qualify for treatment under Subchapter M of the Internal Revenue Code. In such case, the Fund will distribute any of its net income and gains to shareholders and shareholders may be proportionately liable for taxes on any income and gains of the Fund even though such income and gains may be realized before a shareholder's investment in the Fund. Shareholders not subject to taxes on their income will not be required to pay tax on any amounts distributed to them. Any distribution of net income or short-term capital gains will be taxed as dividends and any distribution of long-term capital gains will be taxed as long-term capital gains. The Fund will inform shareholders of the amount and nature of any such income or gains.

                                  TOTAL RETURN

     From time to time the Fund may advertise total return. Total return is based on historical results and is not intended to predict future performance.

     Total return is the change in value of an investment in the Fund over a given period of time, assuming reinvestment of any dividends and capital gains distributions. Average annual return is a hypothetical rate of return that, if achieved annually, would produce a cumulative total return if performance had been constant over the entire period of time. The Fund also may advertise a return which is calculated in a different manner (a "non-standardized quotation"). A non-standardized quotation of return measures the change in value of a hypothetical account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. In the event the Fund incurs any non-recurring charges, the reported total return for a period during which such charges were incurred would be higher than it would otherwise be if non-recurring charges were reflected.

                              SHAREHOLDER SERVICES

     The Fund offers the following shareholder services. For further details about such services write to or call the Fund.

EXCHANGE PRIVILEGE

     A shareholder of the Fund has the privilege of exchanging shares of the Fund for shares of The American Heritage Fund, Inc. ("AHF") by written notice to the Fund's Transfer Agent subject to the following:

        - Shares of AHF must be eligible for sale in the state of residence of the shareholder.

        - Shareholders may only exchange between accounts that are registered in the same name, address, and have the same taxpayer identification number.

        - A shareholder must have received a current Prospectus of AHF before the exchange.

        - Both the Fund and AHF reserve the right to temporarily or permanently terminate the exchange privilege.

     Exchanges may have tax consequences. Accordingly, you may wish to consult with your tax advisor before making any exchange.

AUTOMATIC WITHDRAWAL PLAN

     With an Automatic Withdrawal Plan, a shareholder can arrange for automatic distributions to be made monthly or quarterly in amounts not less than $1,000. An Automatic Withdrawal Plan may neither be opened nor maintained by a shareholder holding shares of the Fund having a total net asset value of less than $50,000.

IRA PLANS

     A prototype individual retirement account is available. Certain charges are imposed by Star Bank, N.A. and American Data Services, Inc. and shareholders should carefully review all documents provided in connection with such plan or account.

                                ADDITIONAL FACTS

ORGANIZATION

     The Fund was organized on February 14, 1994 under the laws of the State of New York.

CUSTODIAN

     Star Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202 is the Custodian of the portfolio securities and monies of the Fund. The Custodian performs no managerial or policy-making functions for the Fund.

CAPITALIZATION

     The authorized capital stock of the Fund consists of 250,000,000 shares of capital stock, $.001 par value per share. Each share has equal voting, dividend and liquidation rights.

TRANSFER AGENT

     American Data Services, Inc. ("ADS") 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 is the Fund's Transfer Agent.

ADMINISTRATIVE SERVICES

     The Fund has entered into an agreement with ADS whereby ADS maintains certain books, records and other documents that the Fund is required to keep and calculates the Fund's daily net asset value. The Fund has agreed to pay ADS a monthly fee ranging from 1/12th of .1% to 1/12th of .009% of the Fund's monthly net assets, depending on the amount of such assets.

SHAREHOLDER INQUIRIES

     Shareholder inquiries should be made by writing to American Data Services, Inc. at 150 Motor Parkway, Suite 109, Hauppauge, New York 11788.

                      AMERICAN HERITAGE GROWTH FUND, INC.
--------------------------------------------------------------------------------
 Mail to: American Heritage Growth Fund, Inc., Location 0637, Cincinnati, Ohio
                                   45264-0637
      (DO NOT USE THIS FORM FOR IRA PLANS. Please request separate forms)
================================================================================
Complete only the applicable sections which will tell us how your account should be registered.

ACCOUNT       [ ] Individual
REGISTRATION
                                      ------------------------------------------------------
                                      First Name                  Middle
                                      Name                  Last Name

              [ ] Joint Tenant
                                      ------------------------------------------------------
                                      First Name                  Middle
                                      Name                  Last Name

              [ ] Gifts to Minors
                                      -------------------------- As Custodian For
                                      ------------------------
                                      Name of Custodian (only 1 permitted)              Name
                                      of Minor (only 1 permitted)

                                      UNDER THE ------------------ UNIFORM GIFT TO MINORS
                                                          State

              [ ] Corporations,       ------------------------------------------------------
                Trusts &              Name of corporation or partnership. If a trust,
                Others                include the name(s) of trustees in which account will
                                      be registered and the date of the trust investment. An
                                      account for a pension or profit sharing plan or trust
                                      may be registered in the name of the plan or trust
                                      itself.
--------------------------------------------------------------------------------------------
ADDRESS
                                      ------------------------------------------------------
                                      Street

                                      (      )
                                      ------------------------------------------------------
                                      City                                    Home Phone
                                      Number

                                      (      )
                                      ------------------------------------------------------
                                      State                   Zip Code          Business
                                      Phone Number
--------------------------------------------------------------------------------------------
INVESTMENT    $                       (Minimum initial $1,000.--Subsequent Investments of
              ---------------------   $500 or more.) Make checks payable to American
                                      Heritage Growth Fund, Inc. Application is not needed
                                      for subsequent investments.
--------------------------------------------------------------------------------------------
DISTRIBUTIONS Reinvest all income and capital gain distributions in additional shares of the
              Fund unless this box is checked.
              [ ]  Pay dividends and capital gain distributions in cash. If any dividend or capital gain distribution check addressed and sent to (me)(us) is returned to you, you hereby are authorized to invest the proceeds of that check in Fund shares at the net asset value next determined after receipt by you of the returned check. In such event (I)(we) understand and agree that all subsequent dividend and capital gain distributions automatically will be reinvested in
              Fund shares unless and until (I)(we) has signed and filed with you a new request to receive dividends and capital gain distributions in cash.
--------------------------------------------------------------------------------------------

TAX IDENTIFICATION CERTIFICATION

     Because of important changes made to the Internal Revenue Code in 1983, we must be certain that we have a record of your correct Social Security or other Taxpayer Identification Number. If you have not certified that you have provided us with the correct number, your account will be subject to special Federal income tax withholding of 20% of dividends and other payments. To avoid this, please fill in your Social Security or Taxpayer Identification Number.
     / / / / / / / / / /
     --------------------------------------------------------
     Social Security or Taxpayer Identification Number
                                              Citizenship--If other than U.S.A.

     If appropriate, check one of the following boxes:
     [ ] I have been notified by the IRS that I am subject to backup withholding for failure to report all interest or dividends.
     [ ] I do not have a Social Security Number or Taxpayer Identification
         Number, but I have applied for or intend to apply for one. I understand that if I do not provide this number within 60 days, the required 20% withholding will begin.
     [ ] I am exempt because I am a Non-Resident Alien (not a U.S. citizen or U.S. resident), a foreign corporation, partnership, estate or trust, and, as a result, I am not required to submit a number.
     [ ] I am an exempt recipient (see explanation below)

     If you are an exempt recipient, you must certify your Tax Identification Number as well as your exempt status to prevent withholding. A partial listing of exempt recipients follows. For further information, see Internal Revenue Code Sec. 3452 or consult you tax advisor.

   - Retirement Plans                                   - Common Trust Funds
   - Corporations                                       - Financial Institutions
   - Colleges, Churches, Charitable Organizations       - Registered Securities Dealers
   - Agents, Fiduciaries, Middlemen

--------------------------------------------------------------------------------

SIGNATURE            I understand and agree that:
                     (1) This application is subject to your acceptance or
                         rejection.
                     (2) All shares will be purchased at the net asset value next determined after receipt and acceptance.
                     (3) The Fund has the right to redeem shares held in my
                     account to reimburse the Fund for any loss it has sustained if my check for the purchase of or subscription for the
                         Fund shares is dishonored, regardless of whether the
                         undersigned was already an existing shareholder at the
                         time of such purchase or subscription.
                     (4) Under penalties of perjury, I certify that the
                     information I have provided in this application under the
                         caption TAX IDENTIFICATION CERTIFICATION is true,
                         correct, and complete.
                     I acknowledge receipt of your Prospectus and I understand
                     that all of its terms and provisions are incorporated herein by reference.

X
--------------------------------------------------------------------------------
  Signature of Individual and Joint Tenant or Custodian, Corporate Officer or Trustee.

------------------------------------------------------------------
        ------------------------------------------------------------------------
 Title of Corporate Officer or Trustee          Date

WHERE DID YOU FIRST LEARN ABOUT THE AMERICAN HERITAGE GROWTH FUND?
-------------------------------------

--------------------------------------------------------------------------------

                       AMERICAN HERITAGE GROWTH FUND, INC.



                              A NO-LOAD MUTUAL FUND



                           1370 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10019
                                 (212) 397-3900
                                 (800) 828-5050




                       STATEMENT OF ADDITIONAL INFORMATION





          This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus dated June 1, 1998, 1998. A copy of the Fund's Prospectus may be obtained from the Fund without charge at the address set forth above.


                                  June 1, 1998

                                TABLE OF CONTENTS



                                                                                                  PAGE NO.
                                                                                                  --------
 Brokerage Allocation and Other Practices                                                         B-3

 Purchase of Certain Debt Securities                                                              B-4

 Investment Restrictions                                                                          B-4

 Management                                                                                       B-5

 Control Persons and Principal Holders of
   Securities                                                                                     B-7

 Investment Advisory and Other Services                                                           B-7

 Total Return                                                                                     B-8

 Custodian                                                                                        B-8

 Independent Accountants                                                                          B-8

 Transfer Agent                                                                                   B-8

 Financial Statements                                                                             B-8

                    BROKERAGE ALLOCATIONS AND OTHER PRACTICES

          American Heritage Management Corporation ("AHMC") places orders with brokers and dealers for the purchase and sale of securities for the Fund's portfolio. In performing this service, AHMC is required to place orders with the primary objective of obtaining the most favorable price and a reasonable execution for the Fund. Normally, over-the-counter transactions will be executed on a principal basis with a broker-dealer who makes a market in or is otherwise a traditional source of the security traded except in those cases in which the Fund can obtain a better price or execution on an agency basis. Transactions executed on an agency basis involve the payment of a brokerage commission.

          In selecting brokers and dealers to execute the Fund's portfolio transactions, AHMC may consider research, statistical and quotation services received by the Fund or AHMC from such other brokers. If such information is received and if it is, in fact, useful to AHMC, the information may tend to reduce its costs of providing investment advice to the Fund.

          Section 28(e) of the Securities Exchange Act of 1934 ("Section 28(e) permits an investment advisor, under certain circumstances, to cause an account to pay a broker or dealer which supplies brokerage and research services a commission for effecting a securities transaction in excess of the amount of the commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities and the availability of securities or purchasers or sellers of securities, (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and (c) effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody.

          AHMC may cause the Fund to incur brokerage commissions in an amount higher than the lowest available rate in return for such services. Research services so received by AHMC may be used by AHMC for the benefit of the Fund or any other client of AHMC. AHMC is of the opinion that the continued receipt of supplemental investment research services from broker-dealers will be essential to its provision of portfolio management services to the Fund. AHMC has represented that such commissions will not be paid by the Fund unless (a) AHMC determines in good faith that the amount is reasonable in relation to the services in terms of the particular transaction, (b) such payment is made in compliance with Section 28(e) and other applicable state and federal laws, and
(c) in the opinion of AHMC, the total commissions paid by the Fund are reasonable in relation to the benefits to the Fund over the long term.

         It is anticipated that a substantial portion of the Fund's portfolio transactions will be allocated to Thieme Securities, Inc. ("TSI"). Heiko H. Thieme is the Chief Executive Officer and sole shareholder of TSI. Except for executing portfolio transactions, TSI is not in any other respect associated with the Fund or in any way responsible for any investment advice or other service provided to the Fund by Mr. Thieme personally or AHMC. See "Management" and "Investment Advisory and Other Services."

          During the fiscal year ended January 31, 1998, the Fund paid an aggregate of approximately $21,670 in brokerage commissions of which approximately $20,270 was paid to TSI, which represented approximately 94% pf the total brokerage commissions paid by the Fund during such year. During the same year, approximately 95% of the Fund's aggregate dollar transactions involving the payment of brokerage commissions was effected through TSI.

                       PURCHASE OF CERTAIN DEBT SECURITIES

          The Fund may purchase high yield debt securities which are not investment grade, including securities referred to as "junk bonds" if as a result of such purchase, no more than 5% of the value of the Fund's net assets will be represented by such securities.

          An economic downturn or increase in interest rates is likely to have an adverse effect on the high yield securities market. The widespread expansion of government, consumer and corporate debt within the United States economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. The prices of high yield securities have been found to be less sensitive to interest rate changes than are those of higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect the ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In periods of economic uncertainty and change, increased volatility of market prices of high yield securities can be expected. To the extent that there is no established retail secondary market, there may be thin trading of high yield securities. In the absence of readily available market quotations, the valuation of high yield securities held by the Fund will be determined by the Fund's Board of Directors. The fulfillment of such responsibility may become difficult and judgment will play a greater role in valuation because there may be less reliable, objective data available.

                             INVESTMENT RESTRICTIONS

          In addition to the investment restrictions described in the Fund's Prospectus, the Fund operates under the following fundamental investment policies and restrictions which cannot be changed or eliminated without the approval of the lesser of (a) 67% or more of the voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. These policies and restrictions provide, in part, that the Fund may not:

          (1) Issue any of its securities (a) for services, or (b) for property other than cash or securities (including securities of which the Fund is the issuer), except as a dividend or distribution to its security holders or in connection with a reorganization;

          (2) Invest in companies for the purpose of exercising control or management;

          (3) Purchase or sell commodities or commodity contracts, including futures contracts;

          (4) Invest in oil, gas and other mineral leases, but the Fund shall not be prohibited from investing in marketable securities of companies investing in such leases;

          (5) Invest in real estate or real estate mortgage loans, but the Fund shall not be prohibited from investing in marketable securities of companies engaged in real estate activities or investments other than real estate limited partnerships.

          (6)  Make short sales;

          (7)  Underwrite securities issued by others; or

          (8) Issue bonds or other class of securities preferred over shares of the Fund in respect to the Fund's assets or earnings, except that the Fund may establish additional series of shares;

          The following investment limitations are not fundamental and may be changed without shareholder approval:

          (1) The Fund may not purchase warrants.

          (2) The Fund will not purchase securities of other investment companies unless purchased without the payment of any fee or charge other than regular brokerage commissions. Included as part of the foregoing restriction, the Fund will not purchase securities of any other open-end investment company other than for the purpose of seeking a return on the Fund's uninvested cash balance.

          (3) The Fund will not purchase securities (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result of such purchase, more than 5% of the value of the Fund's total assets would be represented by issuers that, including predecessors, have then been in continuous operation for less than three years.

                                   MANAGEMENT

          The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund. The Fund does not have any advisory board.

Name and Address                     Positions Held With the               Principal Occupation(s) During
                                     Fund                                  the Past Five Years
                                     ----                                  -------------------
 Heiko H. Thieme*                    Chairman of the Board of              Chairman of the Board of
 1370 Avenue of the                  Directors, Chief Executive           Directors, Chief Executive Officer
 Americas                            Officer and Secretary                and Secretary of the Fund and The
 New York, NY                                                             American Heritage Fund, Inc.
                                                                          ("AHF") since February 1990 and
                                                                          May 1994, respectively. Chief
                                                                          Executive Officer of AHMC and
                                                                          Thieme Associates, Inc.
                                                                          (investment advisor) since 1990.
                                                                          Chief Executive Officer of Thieme
                                                                          Securities, Inc. and Thieme
                                                                          Consulting, Inc. since 1996 and
                                                                          1995, respectively. Chief Executive
                                                                          Officer of The Thieme Fonds
                                                                          International and The Global
                                                                          Opportunity Fund Limited and their
                                                                          respective investment advisors since
                                                                          1994  and 1997, respectively.
                                                                          Consultant/Strategist for Deutsche
                                                                          Bank A.G. from 1989 until
                                                                          December 1993.

 John O. Koehler                     Director                              Chief Executive Officer of Koehler
 One Strawberry Hill                                                      International, Ltd. (consultant on
 Avenue - 14H                                                             public affairs, risk analysis,
 Stamford, CT                                                             communications, planning and crisis
                                                                          management)

 Eugene Sarver                       Director                              Associate Professor of Finance of
 241 W. 97th St.                                                          Lubin School of Business -
 New York, NY                                                             Graduate Division, Pace University
                                                                          until October 1996.  Subsequent thereto,
                                                                          sole proprietor of Sarver International
                                                                          (financial and economic consulting) and
                                                                          Associate of Intercap Investments, Inc.

 * An "Interested person" as defined in the Investment Company Act of 1940.

         Dr. Sarver and Mr. Thieme have served as members of the Board of Directors since February 1990. Mr. Koehler became a member of the Board of Directors in May 1997. Each of the Fund's Directors is also a member of the Board of Directors of AHF.

          Thieme Consulting, Inc., which is wholly owned by Mr. Thieme, provides consulting services to a company whose securities are held by the Fund and receives compensation therefor. Similar arrangements may be made with other companies whose securities may become held by the Fund.

          On June 1, 1998, Mr. Thieme and his spouse beneficially owned approximately 1.8% of the Fund's outstanding capital stock. The foregoing includes shares held by Mr. Thieme and his spouse as custodians for their children. On the same date, the Fund's officers and directors as a group beneficially owned approximately 2.9% of the Fund's outstanding capital stock.


          During the fiscal year ended January 31, 1998, no cash compensation was paid by the Fund to its executive officers or Directors.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          On May 18, 1998 , National Financial Services, Inc., P.O. Box 3908, Church Street Station, New York, NY owned of record approximately 15% of the shares of the Fund's outstanding capital stock

                     INVESTMENT ADVISORY AND OTHER SERVICES

          Heiko H. Thieme may be deemed to control AHMC by virtue of his record and beneficial ownership of 90% of the outstanding capital stock thereof. Mr. Thieme acquired such stock on February 1, 1990. Mr. Thieme is the Chairman of the Board of Directors and the Chief Executive Officer of AHMC. See "Management". Northern Westchester Industries, Inc., a corporation which is wholly owned by Richard K. Parker, is the record and beneficial owner of 10% of the outstanding capital stock of AHMC.

          AHMC became the Fund's investment advisor on May 25, 1994. In connection with the Investment Advisory Agreement with AHMC, AHMC bears the expenses of the Fund's trading operations. Except as set forth below, all other expenses are borne by the Fund.

          During the fiscal years ended January 31, 1996, 1997 and 1998, the Fund incurred investment advisory fees to AHMC of $59,258, $51,874 and $20,098, respectively. Such fees were not paid, however, pursuant to the prior agreement by AHMC to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed specified percentages of the Fund's net assets as described in the Fund's Prospectus. In addition, AHMC reimbursed the Fund $3,278, $31,128 and $124,827 for the respective fiscal years ended January
31, 1996, 1997 and 1998 in connection with such prior agreement.

          During the Fund's fiscal year ended January 31, 1998, AHMC provided office space and administrative personnel utilized by the Fund for which it will not be reimbursed. AHMC is under no obligation to provide offices space or personnel in the future without reimbursement.

                                  TOTAL RETURN

          The Fund's average annual total return from May 25, 1994 until January 31, 1998 and for the fiscal year ended January 31, 1998 was approximately
8.67% and - 9%, respectively. See "Total Return" in the Fund's Prospectus for a description of the method by which total return is computed.

                                    CUSTODIAN

          Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio is the Fund's Custodian. In such capacity, the Custodian maintains custody of the Fund's cash and securities.

                             INDEPENDENT ACCOUNTANTS

          Landsburg Platt Raschiatore & Dalton are the Fund's independent certified public accountants. The financial statements included herein have been examined by such firm to the extent set forth in their report.

                                 TRANSFER AGENT

          American Data Services, Inc., 150 Motor Parkway, Suite 109, Hauppauge, New York 11788 ("ADS") is the Fund's Transfer Agent. In such capacity, ADS maintains the Fund's capital stock records, effects issuances and transfers of capital stock, handles all correspondence with respect to shareholder accounts and processes redemptions.

                              FINANCIAL STATEMENTS

          The Fund's Annual Reports for the fiscal years ended January 31, 1997 and 1998 are being furnished with this Statement of Additional Information and are hereby incorporated by reference.